Investments accounted for using equity method - Summarized Financial Information for Investment in Material Associates (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure of associates [line items]
Other comprehensive income (loss), net of income tax	$ 109,617	$ 3,343	$ (170,976)	$ 184,329
Total comprehensive income (loss) for the year	1,549,153	$ 47,245	1,796,589	3,624,026
Individually Immaterial Associates [member]
Disclosure of associates [line items]
Profit for the year from continuing operations	2,683		1,714	453,715
Other comprehensive income (loss), net of income tax	16,978		12,993	(28,254)
Total comprehensive income (loss) for the year	$ 19,661		$ 14,707	$ 425,461